Other Income and Expenses, Net - Summary of Other Income and Expenses, Net (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)
Other income:
Sales of property, plant and equipment	S/ 26,007		S/ 93,013	S/ 26,034
Sale of investments	13,475			46
Reversal of legal and tax provisions	20		79	14,959
Present value of the liability from put option	6,122
Legal indemnities				8,957
Others	12,795		6,466	18,033
Other Income	58,419		99,558	68,029
Other expenses:
Net cost of property, plant and equipment disposal	36,931		78,378	22,305
Impairment of goodwill and trademarks			49,608	54,308
Loss on remeasurement of previously held interest				6,832
Others	9,323		4,441	6,944
Other expense by nature	119,754		132,427	90,389
Other expenses	(61,335)		S/ (32,869)	S/ (22,360)
Legal proceedings provision [member]
Other expenses:
Legal contingency-Law 30737 (Note 23)	S/ 73,500	$ 22.3